SHARE BASED COMPENSATION (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 08, 2012 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2012 Options Minimum	Dec. 31, 2011 Options Minimum	Dec. 31, 2012 Options Maximum	Dec. 31, 2011 Options Maximum	Nov. 30, 2006 Share Award	Dec. 31, 2012 2007 Share Incentive Plan	Nov. 30, 2006 Mr. Li ReneSola America	Nov. 30, 2006 Mr. Huang ReneSola America
SHARE BASED COMPENSATION
Number of shares agreed to be granted each year														40,000	20,000
Period for which shares agreed to be granted														5 years	3 years
Fair value of shares based on market price (in dollars per share)												$ 4.47
Options modification
Incremental compensation cost				$ 774,932
Incremental compensation costs					444,373
Unrecognized incremental compensation costs					330,559
Additional disclosures
Compensation cost	0	162,241	177,926		2,221,406	4,359,540	3,934,565
Total fair value of shares vested (in dollars)	0	37,600	78,215
Unrecognized compensation cost	0
Number of authorized shares													7,500,000
Expiration term													6 years
Assumptions used to estimate fair value of the options
Average risk-free rate of return, minimum (as a percent)					0.68%	0.81%	1.30%
Average risk-free rate of return, maximum (as a percent)					1.19%	2.20%	2.40%
Weighted average expected option life					4 years 6 months	4 years 6 months	4 years 6 months
Volatility rate, minimum (as a percent)					83.47%	60.02%	69.36%
Volatility rate, maximum (as a percent)					98.18%	82.78%	92.03%
Dividend yield (as a percent)					0.00%	0.00%	0.00%
Number of Options
Options outstanding at the beginning of the period (in shares)					7,333,600
Granted (in shares)					1,700,000	1,450,000
Forfeited (in shares)					(1,177,000)
Options outstanding at the end of the period (in shares)					7,856,600	7,333,600
Vested or expected to vest at the end of the period (in shares)					7,392,272
Exercisable at the end of the period (in shares)					3,593,600
Weighted Average Exercise Prices
Options outstanding at the beginning of the period (in dollars per share)					$ 2.80
Modification on August 8, 2012 (in dollars per share)					$ 0.74
Granted (in dollars per share)					$ 0.75			$ 0.74	$ 0.74	$ 1.35	$ 4.54
Forfeited (in dollars per share)					$ 0.74
Options outstanding at the end of the period (in dollars per share)					$ 0.74	$ 2.80
Vested or expected to vest at the end of the period (in dollars per share)					$ 0.74
Exercised at the end of the period (in dollars per share)					$ 0.74
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period					2 years 6 months 4 days	2 years 11 months 8 days
Granted					4 years 5 months 8 days
Outstanding at the end of the period					2 years 6 months 4 days	2 years 11 months 8 days
Vested or expected to vest at the end of the period					2 years 5 months 19 days
Exercisable at the end of the period					1 year 3 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)					12,500
Exercised (in dollars)					0	104,671	3,659,042
Outstanding at the end of the period (in dollars)					263,081	12,500
Vested or expected to vest at the end of the period (in dollars)					246,917
Exercisable at the end of the period (in dollars)					125,776
Additional disclosures
Weighted average fair value of options granted (in dollars per share)					$ 0.58	$ 0.94	$ 2.93
Unrecognized compensation expense related to unvested share-based compensation arrangements					$ 4,841,675
Period for recognition of unrecognized compensation costs					3 years 7 months 6 days